Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current income tax expense/(benefit)	¥ (8,161)	$ (1,167)	¥ (4,673)	¥ 5,166
Deferred income tax benefit	(23,636)	(3,380)	(13,670)	(6,093)
Total income tax expense/(benefit)	¥ (31,797)	$ (4,547)	¥ (18,343)	¥ (927)